COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CONTRACTUAL OBLIGATIONS
Contractual Obligations as of March 31, 2025	Lease Commitment
Within one year	$62,669
Within two to three years	$11,837
Total	$74,506